Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts receivable, net
Schedule of movement of allowance for doubtful accounts

	As of December 31,
	2018	2019	2020
	RMB	RMB	RMB
Balance at the beginning of the year:	46,900	86,417	142,256
Provision for the year	39,517	55,839	67,967
Write-off	—	—	(77)
Balance at the end of the year	86,417	142,256	210,146

Accounts receivable
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2019	2020
	RMB	RMB
Accounts receivable from real estate developers	2,329,431	2,455,936
Accounts receivable from individual customers	2,805	6,313
	2,332,236	2,462,249
Less: allowance for doubtful accounts	(142,256)	(210,146)
Accounts receivable, net	2,189,980	2,252,103